Loans and advances to customers - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Loans and Advances to customers	€ 647,313	€ 644,893
Non-subordinated
Disclosure Of Financial Assets [Line Items]
Loans and Advances to customers	647,120	644,697
Finance leases
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	160	160
Interest income on loans	429	292
Stage 1
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	6	9
Stage 2
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	14	28
Stage 3
Disclosure Of Financial Assets [Line Items]
Allowance for finance lease receivables included in loan loss provisions	€ 139	€ 123